Leases (Details) - Schedule of Maturities of Lease Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2024	¥ 5,378	$ 741
2025	4,744	654
2026	4,355	601
2027	1,115	154
Total remaining undiscounted lease payments	15,592	2,150
Less: Interest	1,126	156
Total present value of lease liabilities	14,466	1,994	¥ 35,148
Less: Current operating lease liabilities	4,793	660	11,889
Non-current operating lease liabilities	¥ 9,673	$ 1,334	¥ 23,259